Cover Page	May 01, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 01, 2022
Entity File Number	000-52596
Entity Registrant Name	ARES REAL ESTATE INCOME TRUST INC.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	30-0309068
Entity Address, Address Line One	518 Seventeenth Street, 17th Floor
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	303
Local Phone Number	228-2200
Entity Information, Former Legal or Registered Name	Not applicable
Entity Emerging Growth Company	false
Entity Central Index Key	0001327978
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false